---------------------
 SEMI-ANNUAL
---------------------
 REPORT
---------------------
 PRIME
---------------------
 MONEY
---------------------
 MARKET
---------------------
 MUTUAL
---------------------
 FUND
---------------------

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A                                                       3

PORTFOLIO OF INVESTMENTS                                                       4

STAGECOACH PRIME MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                          7

  Statement of Operations                                                      8

  Statements of Changes in Net Assets                                          9

  Financial Highlights                                                        10

  Notes to Financial Statements                                               13

LIST OF ABBREVIATIONS                                                         19
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                       STAGECOACH PRIME MONEY MARKET MUTUAL FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE FUND'S SEVEN-DAY YIELD AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Class A shares of the Fund was 5.29%. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market, yield spreads were small, allowing the Fund to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 16.99%
$20,000,000  Caisse Nationale De Credit                           5.86 %        08/11/98   $   19,994,965
 40,000,000  CC USA Inc#
               (Acquired 05/23/97, cost $40,000,000)              6.18          05/26/98       40,000,000
 60,000,000  Commerzbank Finance Inc                              5.80          01/15/98       60,005,006
 25,000,000  Huntington National Bank                             6.05          01/06/98       25,000,000
 35,000,000  Morgan (JP) & Co                                     5.80          07/28/98       34,986,599
 40,000,000  Northern Trust Co                                    5.50          11/21/97       40,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  219,986,570

             COMMERCIAL PAPER - 37.06%
$15,000,000  Asset Securitization Corp++
               (Acquired 09/18/97, cost $14,938,013)              5.51 %(F)     10/28/97   $   14,938,013
 30,000,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       29,982,797
 30,000,000  Corporate Receivables Corp++
               (Acquired 09/03/97, cost $29,976,958)              5.53 (F)      10/06/97       29,976,958
 45,000,000  Eiger Capital Corp++
               (Acquired 09/03/97 cost $44,993,088)               5.54 (F)      10/02/97       44,993,088
 45,717,000  Fleet Funding Inc++
               (Acquired 09/02/97, cost $45,653,796)              5.53 (F)      10/10/97       45,653,796
 50,000,000  General Electric Capital Corp                        5.85 (F)      01/23/98       49,073,750
 55,000,000  Goldman Sachs & Co                                   5.55 (F)      10/06/97       54,957,604
 22,827,000  Greenwich Asset Funding Inc++
               (Acquired 07/02/97, cost $22,493,821)              5.52 (F)      01/02/98       22,493,821
 50,000,000  Household Finance Corp                               5.51 (F)      10/24/97       49,823,986
 30,000,000  Merrill Lynch & Co                                   5.55 (F)      10/06/97       29,976,875
 55,000,000  Nationsbank Corp                                     5.51 (F)      11/03/97       54,722,204
  3,400,000  National Rural Utilities Cooperative Finance
               Corp                                               5.56 (F)      10/24/97        3,388,053
 50,000,000  Prefunding Corp                                      5.53 (F)      10/17/97       49,877,778
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  479,858,723

------------------------
4

                                      PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 13.52%
$30,000,000  Beta Finance Inc                                     5.80 %        01/15/98   $   30,000,000
 35,000,000  Sigma Finance Inc#
               (Acquired 09/12/97, cost $35,000,000)              5.80          09/15/98       35,000,000
 25,000,000  Sigma Finance Inc#
               (Acquired 09/17/97, cost $24,990,826)              6.00          01/14/98       24,990,826
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
 35,000,000  Society National Bank                                6.13          11/21/97       35,023,236
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  174,994,652

             VARIABLE AND FLOATING RATE BONDS - 28.95%
$60,000,000  Abbey National North America                         5.61 %        10/10/97   $   59,959,386
 20,000,000  American Express Co                                  5.63          05/08/98       20,000,000
 60,000,000  Bankers Trust New York Corp                          5.60          11/20/97       59,994,330
 60,000,000  Barclays Bank Plc                                    5.62          02/20/98       59,970,990
 50,000,000  CIT Group Holdings Inc                               5.58          11/20/97       49,961,300
 45,000,000  FCC National Bank                                    5.86          11/17/97       45,000,000
 50,000,000  Federal Farm Credit Bank                             5.54          11/06/97       49,971,000
 30,000,000  First Bank of North Dakota                           5.57          12/17/97       29,978,868
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  374,835,874

             REPURCHASE AGREEMENTS - 2.90%
$30,399,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $   30,399,000
  7,106,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97        7,106,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   37,505,000

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,287,180,819)* (Note 1)                          99.42%               $1,287,180,819
              Other Assets and Liabilities, Net                         0.58                     7,497,240
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,294,678,059
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  # REPRESENTS A SECURITY SOLD UNDER RULE 144A WHICH IS EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
6

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                      PRIME
                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $1,287,180,819
  Cash                                                2,372
Receivables:
  Interest                                       13,585,773
Organization expenses, net of
  amortization                                       40,862
Prepaid expenses                                    130,050
TOTAL ASSETS                                  1,300,939,876

LIABILITIES
Payables:
  Distribution to shareholders                    5,637,015
  Due to sponsor and distributor (Note
    2)                                              109,890
  Due to WFB (Note 2)                               282,185
  Other                                             232,727
TOTAL LIABILITIES                                 6,261,817

TOTAL NET ASSETS
                                             $1,294,678,059
NET ASSETS CONSIST OF:
  Paid-in capital                            $1,294,799,739
  Undistributed net realized gain (loss)
    on investments                                 (121,680)
TOTAL NET ASSETS                             $1,294,678,059

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  189,161,839
Shares outstanding - Class A                    189,247,203
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Institutional Class             $  506,338,759
Shares outstanding - Institutional Class        506,461,131
Net asset value and offering price per
  share - Institutional Class                $         1.00
Net assets - Service Class                   $  599,177,461
Shares outstanding - Service Class              599,337,497
Net asset value and offering price per
  share - Service Class                      $         1.00
INVESTMENT AT COST                           $1,287,180,819
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                   PRIME
                                                   MONEY
                                                  MARKET
                                             MUTUAL FUND
--------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $39,412,997
TOTAL INVESTMENT INCOME                       39,412,997

EXPENSES (NOTE 2)
  Advisory fees                                1,743,380
  Administration fees                            418,414
  Custody fees                                   116,448
  Shareholder servicing fees                     929,397
  Portfolio accounting fees                      167,103
  Transfer agency fees                           274,347
  Distribution fees                               60,672
  Amortization of organization expenses           85,765
  Legal and audit fees                            31,710
  Registration fees                              137,439
  Directors' fees                                  2,634
  Shareholder reports                             48,122
  Other                                           25,565
TOTAL EXPENSES                                 4,040,996
Less:
  Waived fees and reimbursed expenses         (1,319,288)
Net Expenses                                   2,721,708
NET INVESTMENT INCOME                         36,691,289

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                   20,621
NET GAIN ON INVESTMENTS                           20,621
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $36,711,910
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
8

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PRIME MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 (UNAUDITED)
                                                 FOR THE SIX         FOR THE SIX             FOR THE
                                                MONTHS ENDED        MONTHS ENDED          YEAR ENDED
                                              SEPT. 30, 1997      MARCH 31, 1997      SEPT. 30, 1996
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    36,691,289     $    38,285,335     $    70,756,951
  Net realized gain (loss) on sale of
    investments                                       20,621             (39,213)                  0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   36,711,910          38,246,122          70,756,951

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (6,168,750)         (7,008,067)        (14,569,914)
    INSTITUTIONAL CLASS                          (14,475,595)        (13,890,812)        (21,372,473)
    SERVICE CLASS                                (16,046,944)        (17,386,456)        (34,814,564)
  In excess of net investment income
    CLASS A                                                0                   0             (17,515)
    INSTITUTIONAL CLASS                                    0                   0             (29,352)
    SERVICE CLASS                                          0                   0             (56,259)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            308,020,053         332,738,149         831,565,415
  Reinvestment of dividends - Class A                186,679             240,495             916,433
  Cost of shares redeemed - Class A             (396,092,457)       (320,827,816)       (567,563,822)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           (87,885,725)         12,150,828         264,918,026
  Proceeds from shares sold -
    Institutional Class                          881,972,562       1,593,666,413       5,079,644,286
  Reinvestment of dividends -
    Institutional Class                            3,363,948           1,847,923             176,187
  Cost of shares redeemed -
    Institutional Class                         (917,199,908)     (1,481,265,875)     (4,686,437,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (31,863,398)        114,248,461         393,382,684
  Proceeds from shares sold - Service
    Class                                        956,115,425       1,211,666,872       2,007,890,215
  Reinvestment of dividends - Service
    Class                                             74,885              90,409             117,361
  Cost of shares redeemed - Service
    Class                                       (983,127,556)     (1,326,393,380)     (1,881,188,708)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                     (26,937,246)       (114,636,099)        126,818,868
INCREASE (DECREASE) IN NET ASSETS               (146,665,748)         11,723,977         785,016,452

NET ASSETS:
  Beginning net assets                         1,441,343,817       1,429,619,840         644,603,388
  ENDING NET ASSETS                          $ 1,294,678,069     $ 1,441,343,817     $ 1,429,619,840
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          PRIME MONEY MARKET MUTUAL FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.03        0.02        0.05
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.03        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.03)      (0.02)      (0.05)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.03)      (0.02)      (0.05)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.59%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $189,162    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.55%       0.55%       0.55%
  Ratio of net investment income to average net assets         5.12%       4.95%       5.06%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.83%       0.75%       0.68%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.84%       4.75%       4.93%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

---------------------
10

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS                                   SERVICE CLASS
                              ----------------------------------------------  ----------------------------------------------
                              (UNAUDITED)                                     (UNAUDITED)
                              SIX MONTHS  SIX MONTHS                  PERIOD  SIX MONTHS  SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1997    1997 (2)        1996    1995 (4)        1997    1997 (2)        1996        1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.03        0.03        0.05        0.01        0.03        0.03        0.05        0.05
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.03        0.05        0.01        0.03        0.03        0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.03)      (0.05)      (0.01)      (0.03)      (0.03)      (0.05)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.03)      (0.05)      (0.01)      (0.03)      (0.03)      (0.05)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.74%       2.64%       5.39%       5.65%       2.64%       2.54%       5.19%       5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $506,339    $538,195    $423,959     $30,606    $599,177    $626,105    $740,760    $614,101
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.26%       0.45%       0.45%       0.45%       0.41%
  Ratio of net investment
    income to average net
    assets                         5.40%       5.25%       5.33%       5.67%       5.18%       5.04%       5.14%       5.47%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.41%       0.38%       0.60%       0.69%       0.63%       0.60%       0.62%       0.68%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.24%       5.12%       4.98%       5.24%       5.00%       4.89%       4.97%       5.20%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          PRIME MONEY MARKET
                                                                             MUTUAL FUND (1)
                                                          ----------------------------------
                                                                       SERVICE CLASS (CONT.)
                                                          ----------------------------------
                                                          SIX MONTHS
                                                               ENDED  YEAR ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   MARCH 31,
                                                            1994 (2)        1994        1993
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02        0.03        0.03
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.03)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.03)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                3.71%**       3.00%       3.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $565,305    $527,599    $468,479
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.41%       0.41%       0.41%
  Ratio of net investment income to average net assets         3.67%       2.96%       3.27%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.89%       0.89%       0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 3.19%       2.48%       2.79%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Prime Money Market Mutual Fund (the "Fund"), a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market Fund (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Fund. All performance and financial data for periods prior to September 6, 1996 refers to the Predecessor Fund.

The Fund offers Class A, Institutional Class, and Service Class Shares. The three classes of shares differ principally in the applicable distribution, shareholder servicing and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, including securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") and commercial paper that is sold under Section 4(2) of the 1933 Act. The Fund generally bears the cost, if any, associated with the disposition of restricted securities. At September 30, 1997 the Fund held restricted securities that were deemed liquid and valued by

---------------------
14

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
the investment adviser in accordance with procedures approved by the Company's Board of Directors:

                                         PRIME
                                  MONEY MARKET
                                   MUTUAL FUND
----------------------------------------------
Aggregate Cost                   $ 258,046,502
Aggregate Fair Value             $ 258,046,502
Percentage of Net Assets                19.93%

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

The Fund had net capital loss carryforwards at December 31, 1996 as follows:

                                                                                    CAPITAL LOSS
FUND                                                   YEAR EXPIRES                 CARRYFORWARD
------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                 1998                      $ 1,928
                                                               1999                          525
                                                               2000                       60,951
                                                               2001                       56,414
                                                               2002                          622

Any loss carryforwards from Pacifica are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Fund has been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or class of shares. Certain of these expenses are being amortized by the Fund on a straight-line basis over 60 months from the date the Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Service Class shares of the Fund and 0.02% of the average daily net assets of the Institutional Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Service Class shares of the Fund.

The transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1997, were as follows:

                                                                 TRANSFER AGENCY
                                             TRANSFER AGENCY                FEES     TRANSFER AGENCY
                                                        FEES       INSTITUTIONAL                FEES
FUND                                                 CLASS A               CLASS       SERVICE CLASS
----------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                      $121,316             $53,496             $99,535

---------------------
16

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund and 0.20% of the average daily net assets attributable to the Service Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund.

Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1997 were as follows:

                                                                                       SHAREHOLDER
                                                                         SHAREHOLDER     SERVICING
                                                                           SERVICING          FEES
                                                                                FEES       SERVICE
FUND                                                                         CLASS A         CLASS
--------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                              $311,754      $617,643

The Company has entered into an administration agreement on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.

The Company has adopted a Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan for Class A shares of the Fund provides that the Fund may pay to Stephens up to 0.05% of the average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.25%, and 0.45% of the average daily net assets of the Fund's Class A, Institutional Class, and Service Class of shares, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 77 shares of the Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1997, the Fund was authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares. Capital share transactions for the Fund were as follows:

                                                               PRIME MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX      FOR THE SIX          FOR THE
                                               MONTHS ENDED     MONTHS ENDED       YEAR ENDED
                                             SEPT. 30, 1997   MARCH 31, 1997   SEPT. 30, 1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                        308,020,023      332,735,076      831,632,592
  Shares issued in reinvestment of
    dividends -- Class A                            186,679          240,495          916,433
  Shares redeemed -- Class A                   (396,092,457)    (320,827,816)    (567,563,822)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         (87,885,755)      12,147,755      264,985,203
  Shares sold -- Institutional Class            881,972,565    1,593,660,723    5,079,737,453
  Shares issued in reinvestment of
    dividends -- Institutional Class              3,363,947        1,847,923          176,187
  Shares redeemed -- Institutional Class       (917,199,908)  (1,481,265,875)  (4,686,437,789)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS             (31,863,396)     114,242,771      393,475,851
  Shares sold -- Service Class                  956,115,424    1,211,658,277    2,007,890,215
  Shares issued in reinvestment of
    dividends -- Service Class                       74,885           90,409          117,361
  Shares sold -- Service Class                 (983,127,556)  (1,326,393,380)  (1,881,188,709)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                   (26,937,247)    (114,644,694)     126,818,867
---------------------------------------------------------------------------------------------

---------------------
18

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC PMMR AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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